BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
Basis Of Presentation
BASIS OF PRESENTATION

These consolidated annual financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, effective for the Company’s reporting for the year ended December 31, 2018.

These consolidated annual financial statements have been prepared on a historical cost basis, except for financial instruments classified as fair value through profit and loss or fair value through other comprehensive income (loss), which are stated at their fair value. The consolidated annual financial statements are presented in thousands of Canadian dollars, unless otherwise noted. The functional currency of the Company and its Canadian subsidiaries is the Canadian dollar while the functional currency of the Company’s non-Canadian subsidiaries is the US dollar.

The accounts of subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Inter-company transactions, balances and unrealized gains or losses on transactions are eliminated. The Company’s material subsidiaries are as follows:

Name	Place of Incorporation	Ownership Percentage
First Mining Gold Corp.	Canada	Parent
Gold Canyon Resources Inc. (“Gold Canyon”)	Canada	100%
Goldlund Resources Inc. (“Goldlund”)	Canada	100%
Coastal Gold Corp. (“Coastal Gold”)	Canada	100%
Cameron Gold Operations Ltd. (“Cameron Gold”)	Canada	100%
PC Gold Inc. (“PC Gold”)	Canada	100%
Clifton Star Resources Inc. (“Clifton”)	Canada	100%
Minera Teocuitla, S.A. de C.V. (“Teocuitla”)	Mexico	100%

These consolidated annual financial statements were approved by the Board of Directors on March 28, 2019.